Investments and Advances to Equity Method Investments (Details) - Schedule of Balance Sheet Information for the Company’s Equity Method Investments - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
FCG [Member]
Schedule of Balance Sheet Information [Line Items]
Current assets	$ 28,446	$ 12,575
Non-current assets	28,993	19,730
Current liabilities	11,924	7,375
Non-current liabilities	6,213	1,801
PDP [Member]
Schedule of Balance Sheet Information [Line Items]
Current assets	17,414	8,283
Non-current assets	85,937	87,280
Current liabilities	19,151	14,048
Non-current liabilities	32,121	35,777
Karnival [Member]
Schedule of Balance Sheet Information [Line Items]
Current assets	16,598	16,030	$ 13,102
Non-current assets	2,424	1,805
Current liabilities	17,956	(17,250)
Non-current liabilities
Sierra Parima [Member]
Schedule of Balance Sheet Information [Line Items]
Current assets		2,697	5,741
Non-current assets		18,714	58,631
Current liabilities		62,070
Non-current liabilities		$ 9,973	$ 9,155